Long-Term Trade And Unbilled Receivables (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Trade And Unbilled Receivables [Abstract]
Schedule Of Long-Term Trade And Unbilled Receivables

	December 31,
	2011	2010
Receivables	$5,303	$16,211
Unbilled receivables	157,459	74,132
	$162,762	$90,343